Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001537140
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Feb. 01, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2019
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Marathon Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Marathon Value Portfolio (the “Fund”) is to provide shareholders with long-term capital appreciation in a well-diversified portfolio.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common and preferred stocks (including common stock equivalents such as rights and warrants) of U.S. companies that have potential “value” in the Adviser’s judgment. The Fund will invest in shares of companies that the Adviser believes will appreciate in value over time and that are either underpriced or reasonably priced in relation to their worth as a business. The Fund may purchase stock of a company that is labeled a “growth” company, provided that the Adviser believes that the company’s stock is selling at a reasonable price relative to its value. The Adviser intends for the Fund to provide investors with exposure to a wide number of industries. The Adviser’s decision to purchase a stock is made without regard to the market capitalization of the company or its weighting in any market index. The Fund may invest in companies of any market capitalization, which includes large-, mid-, and small-cap securities.

In valuing a company, the Adviser takes a long-term approach, with an emphasis on management strength and the fundamental profitability of the company’s business. The Fund may also purchase a company’s stock if the Adviser’s assessment of the private market value of the company (i.e., the price at which knowledgeable buyers and sellers would exchange a comparable business) exceeds, by a material amount, the price of the security.

The Fund also may invest in longer term debt securities (maturities greater than 270 days), convertible debt securities, exchange-traded funds (“ETFs”), real estate investment trusts (“REITs”), options and convertible preferred stocks. The Fund may also invest in leveraged or inverse ETFs. The Fund may invest in lower-rated debt securities of a company if the Adviser believes that the company’s junk bonds offer more potential for participating in the company’s long-term prospects than could be achieved by investing in the company’s other available securities. The Fund may invest up to 5% of its assets in junk bonds, rated at the time of purchase, BB/Ba or lower by S&P or Moody’s or, unrated, but determined to be of comparable quality by the Adviser. The Fund may retain securities that are subsequently downgraded or in default, or the Adviser may sell them in an orderly manner. The Fund also may invest up to 25% of its assets, measured at the time of purchase, in equity or debt securities of any maturity of foreign issuers, directly or through American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national markets and currencies.

The Fund intends to remain substantially invested in shares of common stock and preferred stock and other equity securities. If, however, the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available the Fund may invest up to 20% of its total assets, measured at the time of purchase, in money market funds, investment grade money market instruments, fixed income securities (including investment grade corporate bonds or notes, U.S. government or government agency securities and mortgage-backed securities), repurchase agreements, commercial paper, other short-term debt securities (maturities of 270 days or less) and cash equivalents. As a result of holding cash or cash equivalents, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, the Fund may not achieve its investment objective when holding a substantial cash position.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Fixed Income Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Securities Risk. When the Fund invests in foreign securities (whether directly or through ADRs), including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. These risks are heightened to the extent that the Fund invests in securities of foreign companies in emerging markets.

• Government Securities Risks. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

• Growth Risk. Growth-oriented securities purchased by the Fund may involve large price swings and potential for loss. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Investment Company Securities Risk. When the Fund invests in other investment companies, such as other mutual funds, ETFs or closed-end funds, it indirectly bears its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivatives by the underlying funds).

• Junk Bond Risk. To the extent the Fund invests in high yield securities (junk bonds), it will be subject to greater levels of interest rate, liquidity and credit risks than funds that do not invest in such securities.

• Leveraged or Inverse ETF Risk. The NAV and market price of these ETFs is generally more volatile than the value of the tracked index (or sector, currency or other benchmark), or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment objectives than other funds that do not use such techniques.

• Management Risk. The Adviser’s investment approach may fail to produce the intended results.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events affecting the markets. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Options Risk. The Fund may lose the entire put option premium paid if the underlying security does not decrease in value. The Fund may lose the entire call option premium paid if the underlying security does not increase in value.

• Preferred Stock Risk. Preferred stock may be subject to a number of risks, including that the issuer, under certain conditions, may skip or defer dividend payments for long periods of time. In addition, holders of preferred stock typically do not have any voting rights, except in cases when dividends are in arrears beyond stated time periods.

• REIT Risk. To the extent the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, changes in interest rates, and environmental problems.

• Small-Cap and Mid-Cap Risk. Stocks of small-capitalization and mid-capitalization companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small- and mid-cap stocks may be significantly more volatile than larger- cap stocks.

• Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors. Securities purchased by the Fund that do not realize their full economic value may reduce the Fund’s return.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows some indication of the risk of investing in the Fund. The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The Average Annual Total Returns table shows how the average annual returns of the Fund’s shares compare with those of a broad measure of market performance. The information shown assumes reinvestments of dividends and distributions. Remember that past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund was reorganized on March 8, 2013 from a series of the Unified Series Trust, an Ohio business trust (the “Predecessor Fund”), to a series of Northern Lights Fund Trust III, a Delaware statutory trust (the “Reorganization”). The Predecessor Fund commenced operations on December 18, 2002. Shareholders of the Predecessor Fund received shares of the Fund in the Reorganization. The Predecessor Fund is the successor to the Marathon Value Portfolio, a series of the AmeriPrime Funds (the “Original Fund”), which commenced operations on March 12, 1998. The Adviser began providing investment advisory services to the Predecessor Fund on March 28, 2000. The Fund is the continuation of the Predecessor Fund and has substantially the same investment objectives, strategies and investment policies as the Original Fund and the Predecessor Fund. Therefore, performance information includes performance of the Predecessor Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below shows some indication of the risk of investing in the Fund. The bar chart and performance table show the variability of the Fund's returns over time, which is some indication of the risks of investing in the Fund. The Average Annual Total Returns table shows how the average annual returns of the Fund's shares compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember that past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3rd Quarter, 2009	13.52%
Worst Quarter:	4th Quarter, 2018	(12.87)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.87%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Marathon Value Portfolio | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[1]
5 Years	rr_AverageAnnualReturnYear05	8.49%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.12%	[1]
Marathon Value Portfolio | Russell 1000 Value Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.27%)	[2]
5 Years	rr_AverageAnnualReturnYear05	5.95%	[2]
10 Years	rr_AverageAnnualReturnYear10	11.18%	[2]
Marathon Value Portfolio | Marathon Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MVPFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,340
Annual Return 2009	rr_AnnualReturn2009	20.29%
Annual Return 2010	rr_AnnualReturn2010	15.87%
Annual Return 2011	rr_AnnualReturn2011	1.76%
Annual Return 2012	rr_AnnualReturn2012	12.91%
Annual Return 2013	rr_AnnualReturn2013	26.89%
Annual Return 2014	rr_AnnualReturn2014	7.37%
Annual Return 2015	rr_AnnualReturn2015	(1.96%)
Annual Return 2016	rr_AnnualReturn2016	13.73%
Annual Return 2017	rr_AnnualReturn2017	16.44%
Annual Return 2018	rr_AnnualReturn2018	(5.61%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.61%)
5 Years	rr_AverageAnnualReturnYear05	5.64%
10 Years	rr_AverageAnnualReturnYear10	10.33%
Marathon Value Portfolio | Marathon Value Portfolio | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.55%)	[4],[5]
5 Years	rr_AverageAnnualReturnYear05	4.81%	[4],[5]
10 Years	rr_AverageAnnualReturnYear10	9.66%	[4],[5]
Marathon Value Portfolio | Marathon Value Portfolio | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.59%)	[5],[6]
5 Years	rr_AverageAnnualReturnYear05	4.36%	[5],[6]
10 Years	rr_AverageAnnualReturnYear10	8.45%	[5],[6]

[1]	The S&P 500 Index measures the performance of 500 widely held, large-capitalization U.S. common stocks weighted by market value. The index does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.
[2]	The Russell 1000 Value Total Return Index measures the performance of the large-cap segment of the U.S. equity universe and includes approximately 1,000 of the largest stocks based on a combination of market capitalization and current index membership. The index does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.
[3]	The Fund's adviser, Gratus Capital, LLC ("Gratus" or the "Adviser") provides investment advisory services and pays most of the Fund's expenses (with certain exceptions) in return for a "universal fee."
[4]	"Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that Fund shares are still held at the end of the period.
[5]	After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
[6]	"Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.